Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details) (USD $)	9 Months Ended	12 Months Ended
	Aug. 31, 2013	Nov. 30, 2012
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 1	10
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 2	$ 98
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 3	105
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 4	1.53
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 5	1.86
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 6	0
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 1		10
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 2		104
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 3		$ 105
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 4		1.53
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 5		1.86
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 6		0